DEBT 1 (Details)	1 Months Ended			3 Months Ended			11 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	May. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Nov. 30, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 01, 2016 USD ($) $ / shares	Sep. 30, 2015	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Vessels and equipment, net		$ 1,488,205,000		$ 1,488,205,000	$ 632,997,000				$ 1,488,205,000	$ 852,665,000	$ 262,747,000				$ 273,826,000
Repayments of Debt									244,338,000
Long-term Debt					$ 391,717,000
Number of vessels serving as security					40	13
Restricted cash		48,521,000		48,521,000					48,521,000	18,923,000
Less: current portion		(20,380,000)		(20,380,000)					(20,380,000)	(19,812,000)
Long-term debt		$ 913,913,000		913,913,000					$ 913,913,000	$ 343,688,000
Number of Capesize Newbuildings Delivered					5
Number of Vessels Acquired											2
Sellers Credit, Percentage of Sale Price											30.00%
Term Loan Facility of $23.8 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		(2.65%)
Term Loan Facility of $201 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		(2.75%)
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									(2.75%)
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									(2.75%)
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		(2.20%)					(2.00%)		(2.00%)
Term Loan Facility of $175 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										(2.50%)
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									(2.50%)
Term Loan Facility of $201 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 201,000,000		201,000,000					$ 201,000,000
Long-term Debt assumed upon the Merger					$ 45,400,000
Number of vessels financed									2
Repayments of Debt				44,400,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 425,000,000		$ 425,000,000					$ 425,000,000
Number of vessels financed									14
Number of Tranches, Value 1									12
Debt Instrument, Value Per Tranche, Value 1									$ 30,000,000
Minimum Value Covenant		70.00%		70.00%					70.00%				55.00%
Debt Instrument, Value Per Tranche									$ 32,500,000
Number of Tranches, Value 2									2
Debt Instrument, Repayment Term		1.5625%					1.25%
Long-term Debt		$ 26,885,000		$ 26,885,000					$ 26,885,000	$ 0
Term Loan Facility of $23.8 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		23,800,000		23,800,000					$ 23,800,000
Long-term Debt assumed upon the Merger					22,400,000
Number of vessels financed									1
Repayments of Debt				22,100,000
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		33,930,000		33,930,000					$ 33,930,000
Long-term Debt assumed upon the Merger					30,500,000
Number of vessels financed									2
Debt Instrument, Periodic Payment									$ 600,000
Long-term Debt		28,841,000		28,841,000					28,841,000	0
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		82,500,000		82,500,000					$ 82,500,000
Long-term Debt assumed upon the Merger					67,800,000
Number of vessels financed									6
Repayments of Debt			$ 17,700,000
Debt Instrument, Periodic Payment									$ 1,200,000
Long-term Debt		47,597,000		47,597,000					47,597,000	0
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		284,000,000		284,000,000					$ 284,000,000
Long-term Debt assumed upon the Merger					260,500,000
Number of vessels financed									19
Debt Instrument, Periodic Payment									$ 4,000,000
Long-term Debt		262,541,000		262,541,000					262,541,000	0
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		420,000,000		420,000,000					$ 420,000,000
Number of vessels financed									14
Number of Tranches, Value 1									14
Debt Instrument, Value Per Tranche, Value 1									$ 30,000,000
Debt Instrument, Payment Term									20 years
Repayments of Debt									$ 17,600,000
Long-term Debt		395,875,000		395,875,000					395,875,000	238,500,000
Loan drawdowns									$ 175,000,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					200,000,000	$ 200,000,000
Long-term Debt assumed upon the Merger					161,200,000
Convertible Bond Fair Value Price Upon Merger					$ 0.806
Debt Instrument, Payment Term									5 years
Repayments of Debt									$ 0	0
Debt Instrument, Interest Rate, Stated Percentage						3.07%
Long-term Debt		$ 167,815,000		$ 167,815,000					167,815,000	0	$ 0
Loan drawdowns									$ 0	0
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 19.93		$ 19.93	$ 19.93				$ 19.93
Purchase price adjustment					$ 38,800,000
Debt Instrument, Repurchased Face Amount					1.00
Amortization of purchase price adjustment									$ 6,615,000
Debt Instrument, Convertible, Terms of Conversion Feature									90.00%
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 4,800,000
Long-term Debt assumed upon the Merger					4,511,000
Repayments of Debt									$ 0	0
Long-term Debt		$ 4,739,000		$ 4,739,000					4,739,000	0	0
Loan drawdowns									0	0
Purchase price adjustment					300,000
Amortization of purchase price adjustment									228,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt assumed upon the Merger					$ 592,313,000
Repayments of Debt										1,500,000
Long-term Debt		934,293,000		934,293,000					934,293,000	363,500,000	$ 95,000,000
Loan drawdowns									215,975,000	270,000,000
Amortization of purchase price adjustment									6,843,000
$175M Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 175,000,000
Long-term Debt		0		0					0	$ 125,000,000
Term Loan Facility of $175 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 175,000,000		175,000,000					$ 175,000,000
Repayments of Debt				$ 122,400,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 22,000,000
Minimum Value Covenant								100.00%
Repayments of Debt	$ 4,200,000
Number of facilities in breach of covenants	2
Subsequent Event [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long-term Debt												34,100,000
Subsequent Event [Member] | Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 2,000,000
Subsequent Event [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 2,200,000
Debt Instrument, Periodic Payment								$ 5,200,000
Subsequent Event [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 200,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 17.63
Panamax Vessels [Member] | Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security									2
Panamax Vessels [Member] | Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security									4
Panamax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security									4
Capesize Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security									2
Capesize Vessels [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security									14
Supramax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security									5
Capesize Newbuildings [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number of Capesize Newbuildings Delivered									6